Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	0-20574
Entity Registrant Name	CHEESECAKE FACTORY INCORPORATED
Entity Central Index Key	0000887596
Entity Tax Identification Number	51-0340466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	26901 Malibu Hills Road
Entity Address, City or Town	Calabasas Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	818
Local Phone Number	871-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	CAKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false